PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 91,987	$ 70,599
Less accumulated depreciation and amortization	(38,099)	(29,023)
Property and equipment, net	53,888	41,576
Computer, software, and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,509	20,912
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,888	9,804
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,855	22,000
Capitalized internal use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,735	17,629
Capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 254